Table of Contents

Letter to Shareholders................................1
Portfolio of Investments..............................2
Statement of Assets and Liabilities...................6
Statement of Operations...............................7
Statement of Changes in Net Assets....................8
Financial Highlights..................................9
Notes to Financial Statements........................10
Report of Independent Accountants....................12



Foreign Securities Fund Management Discussion
For the Period Ended December 31, 1996

     During the Fund's first reporting period, primary considerations driving foreign investment markets included the rate of inflation worldwide, the anticipated effects of the planned European Monetary Union (EMU), and the continued weakness of the Japanese economy.
     Low inflation rates and slow to moderate economic growth worldwide kept foreign interest rates fairly stable or trending downward. During the fourth quarter, most European economies remained somewhat sluggish, with the exception of the United Kingdom, which is in a more mature stage of economic recovery. Much of the subdued economic activity in continental Europe can be attributed to the contradictory fiscal and monetary policies in place as European economies move toward convergence under EMU agreements.
     Japanese interest rates have remained very low due to anemic economic growth and concerns about the weakening of the Japanese banking system. In fact, 10-year yields in Japan were below 3.0 percent for much of the period, and the Japanese stock market (as measured by the Nikkei Index) has lagged most other global equity markets.
     Since its inception on July 1, 1996, through December 31, 1996, the
Fund achieved a total return at net asset value of 4.65 percent. By comparison, the Morgan Stanley Capital International Europe Australia & Far East Gross Domestic Product Index (the MSCI EAFE GDP Index) returned 1.38 percent for the same period. The MSCI EAFE GDP Index is a benchmark for international stock performance and a GDP-weighted aggregate of 20 individual country indices that collectively represent many of the major markets of the world, excluding Canada and the United States.
     The Fund's portfolio holds approximately the same country weightings as the MSCI EAFE GDP Index. Japanese companies represent the largest allocation at around 24 percent, followed by companies in Germany, France, and the United Kingdom. The Fund's managers believe that the MSCI EAFE GDP Index is a fair reflection of the quality of companies within the selected countries.
     The investment objective of the Van Kampen American Capital Foreign Securities Fund is to achieve long-term growth of capital by investing in an internationally diversified portfolio of equity securities. Stock selection is based on earnings growth potential and attractive valuation.
     Going forward, we are optimistic about the outlook of the Fund. We anticipate the potential for an acceleration in worldwide economic activity in early 1997, which should benefit companies that can market strong brands with high profit margins to active consumers around the world. As growth accelerates, demand for these products should increase.


                              1



                        Van Kampen American Capital Foreign Securities Fund
                                    Portfolio of Investments
                                        December 31, 1996
------------------------------------------------------------------------------------------
Description                                                   Shares          Market Value

Common and Preferred Stocks and Equivalents  77.1%
Australia 1.3%
CSR Limited                                                     86,000        $    300,771
Stockland Trust Group                                          100,000             258,326
                                                                              ------------
                                                                                   559,097
                                                                              ------------

Austria 1.9%
Bbag Oest Brau Bet                                               6,300             427,622
Creditanstalt Bank                                               6,500             439,996
                                                                              ------------
                                                                                   867,618
                                                                              ------------

Belgium 1.4%
Electrabel NV                                                    1,000             236,703
Generale De Banque                                               1,100             394,431
                                                                              ------------
                                                                                   631,134
                                                                              ------------

Denmark 0.6%
Tele Danmark, Series B                                           5,000             275,854
                                                                              ------------

Finland 0.8%
Nokia AB, Series A - Preferred Stock                             6,000             348,000
                                                                              ------------

France 8.2%
Alcatel ALST CGE                                                 3,000             240,995
Carrefour                                                        1,050             683,203
Cie Fin Paribas, Class A                                         5,000             338,152
Danone                                                           3,800             529,517
Elf Aquitaine                                                    5,500             500,655
LaFarge                                                          5,000             299,990
LVMH Moet Hennessy                                               1,100             307,199
Michelin CGDE                                                    5,000             269,924
Total, Class B                                                   6,000             488,002
                                                                              ------------
                                                                                 3,657,637
                                                                              ------------

Germany 14.8%
Adidas                                                           2,800             242,007
BASF AG                                                         14,000             539,329
Bayer                                                           17,500             714,193
Bayer Hypo/Wech                                                 15,000             453,763
Bayer Vereinsbk                                                 10,000             410,710
Deutsche Bank AG                                                10,500             490,609
Dresdner Bank AG                                                14,000             419,418
Heidelberg Zement                                                6,000             485,443
Lufthansa AG                                                    34,000             463,998
Man AG                                                           1,300             315,116
Munchener Ruckvers                                                 300             749,610



                                      2                 See Notes to Financial Statements




                        Van Kampen American Capital Foreign Securities Fund
                               Portfolio of Investments (Continued)

                                        December 31, 1996
------------------------------------------------------------------------------------------
Description                                                   Shares          Market Value

Germany (Continued)
Siemens                                                          4,500       $     212,016
Thyssen AG                                                       2,150             381,433
VEBA AG                                                         12,000             694,047
                                                                              ------------
                                                                                 6,571,692
                                                                              ------------

Hong Kong 0.9%
Hong Kong Telecomm                                             250,000             402,418
                                                                              ------------

Ireland 0.3%
Allied Irish Banks                                              20,336             136,469
                                                                              ------------

Italy 6.8%
BCO Ambros Veneto Di Risp                                      200,000             374,423
Edison                                                          44,000             278,444
Eni S.p.A.                                                     155,000             795,435
Fiat S.p.A.                                                     95,000             287,443
Parmalat Finanz                                                259,600             397,015
Pirelli S.p.A.                                                 210,000             389,684
Telecom Italia                                                 200,000             519,446
                                                                              ------------
                                                                                 3,041,890
                                                                              ------------

Japan 22.8%
Bank of Tokyo-Mitsubishi                                        47,000             872,550
Bridgestone Corp.                                               12,000             227,959
Canon, Inc.                                                     16,000             353,683
Citizen Watch Co.                                               55,000             394,180
Dai Nippon Printing                                             13,000             227,873
Dainippon Screen Manufacturing Co., Ltd.                        50,000             369,139
Fanuc                                                            9,000             288,317
Fuji Photo Film Co.                                             10,000             329,851
Furukawa Electric                                               60,000             284,431
Honda Motor Co.                                                 10,000             285,813
Jusco Co.                                                       12,000             407,219
Kansai Electric Power                                           26,000             538,813
Kansai Paint Co.                                                65,000             291,857
Kinki Nippon Railway                                            25,000             156,075
Mitsubishi Corp.                                                15,000             155,427
Mitsubishi Gas  CHM                                            110,000             396,080
Mitsui & Co.                                                    22,000             178,568
Nippon Express Co., Ltd.                                        12,000              82,273
Nomura Securities Co., Ltd.                                     13,000             195,320
Sakura Bank                                                     65,000             464,727
Shin Etsu Chemical Corp.                                        26,000             473,707
Shiseido Co.                                                    33,000             381,832
Sony Corp.                                                       8,500             557,076
Sumitomo Bank                                                   27,000             389,345


                                      3                 See Notes to Financial Statements


                        Van Kampen American Capital Foreign Securities Fund
                               Portfolio of Investments (Continued)

                                        December 31, 1996
------------------------------------------------------------------------------------------
Description                                                   Shares          Market Value

Japan (Continued)
Sumitomo Heavy Industries                                      115,000       $     349,538
Takeda Chemical Industries                                      21,000             440,635
Toa Corp.                                                       35,000             183,145
Toyota Motor Corp.                                              30,000             862,620
                                                                              ------------
                                                                                10,138,053
                                                                              ------------

Malaysia 0.3%
Telekom Malaysia                                                15,000             133,637
                                                                              ------------

Netherlands 0.7%
ABN AMRO Holdings NV                                             5,000             325,514
                                                                              ------------

New Zealand 0.3%
Telecom Corp. of NZ                                             25,000             127,607
                                                                              ------------

Norway 0.8%
Norsk Hydro AS                                                   6,500             348,047
                                                                              ------------

Singapore 0.6%
Singapore Airlines                                              31,000             281,355
                                                                              ------------

Spain 3.8%
EMP Nac Electricid                                               4,700             334,512
Iberdrola SA                                                    30,000             425,188
Telefonica De Espana                                            27,000             627,036
Union Electric Fenosa                                           30,000             322,357
                                                                              ------------
                                                                                 1,709,093
                                                                              ------------

Sweden 1.5%
Esselte AB, Series B                                            13,000             287,834
Trellberg AB, Series B                                          29,800             395,446
                                                                              ------------
                                                                                   683,280
                                                                              ------------

Switzerland 1.1%
SCHW Bankgesellsch                                                 550             481,995
                                                                              ------------


                                      4                 See Notes to Financial Statements


                        Van Kampen American Capital Foreign Securities Fund
                               Portfolio of Investments (Continued)


                                        December 31, 1996
------------------------------------------------------------------------------------------
Description                                                   Shares          Market Value

United Kingdom 8.2%
Associated British Foods                                        50,000      $      413,740
British Airways                                                 47,000             488,359
British Petroleum                                               35,315             423,514
Cadbury Schweppes                                               51,026             430,972
Carlton Communications                                          50,000             438,239
GKN                                                             12,203             209,272
HSBC Holdings                                                   20,196             451,529
MEPC                                                            50,000             371,766
United Utilities                                                40,000             424,190
                                                                              ------------
                                                                                 3,651,581
                                                                              ------------

Total Long-Term Investments 77.1%
 (Cost $31,885,942) (a)                                                         34,371,971

Repurchase Agreement 14.7%
 BA Securities ($6,565,000 par collateralized by U.S. Government Obligations in a pooled cash account, dated 12/31/96, to be sold on 01/02/97 at
 $6,567,097) (a)                                                                 6,565,000

Foreign Currency 0.1%  (Various Denominations)
 (Cost $57,567) (a)                                                                 57,957

Other Assets in Excess of Liabilities 8.1%                                       3,569,444
                                                                              ------------

Net Assets 100.0%                                                            $  44,564,342
                                                                              ============

(a) At December 31, 1996, for federal tax purposes cost is $38,916,439; the aggregate gross unrealized appreciation is $3,486,086 and the aggregate gross unrealized depreciation is
    $1,406,237, resulting in net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities denominated in foreign currencies of $2,079,849.

                                      5                 See Notes to Financial Statements

              Van Kampen American Capital Foreign Securities Fund

                    Statement of Assets and Liabilities
                           December 31, 1996

ASSETS:

  Long-Term Investments, at Market Value (Cost $31,885,942) (Note 1)        $ 34,371,971
  Repurchase Agreement (Note 1)                                                6,565,000
  Foreign Currency, at Market Value (Cost $57,567)                                57,957
  Cash                                                                             5,111
  Receivables:
    Securities Sold                                                            9,626,071
    Dividends                                                                     77,729
    Interest                                                                       1,048
  Unamortized Organizational Expenses (Note 1)                                    58,663
                                                                             -----------
      Total Assets                                                            50,763,550
                                                                             -----------

LIABILITIES:

  Payables:
    Fund Shares Repurchased                                                    6,000,000
    Organizational Expenses                                                       65,000
    Distributor and Affiliates (Note 2)                                            1,983
    Income Distributions                                                             650
  Accrued Expenses                                                               120,381
  Deferred Compensation and Retirement Plans (Note 2)                             11,194
                                                                             -----------
      Total Liabilities                                                        6,199,208
                                                                             -----------

NET ASSETS                                                                  $ 44,564,342
                                                                             ===========

NET ASSETS CONSIST OF:
  Capital (Note 3)                                                          $ 39,913,364
  Net Unrealized Appreciation on Securities                                    2,487,779
  Accumulated Net Realized Gain on Securities                                  2,218,138
  Accumulated Distributions in Excess of Net Investment Income (Note 1)         (54,939)
                                                                             -----------
NET ASSETS                                                                  $ 44,564,342
                                                                             ===========


Net Asset Value, Offering Price and Redemption Price Per Share (Based
on net assets of $44,564,342 and 4,284,714 shares of beneficial
interest issued and outstanding)                                            $      10.40
                                                                             ===========


                                      6                 See Notes to Financial Statements





                   Van Kampen American Capital Foreign Securities Fund

                              Statement of Operations
                     For the Period July 1, 1996 (Commencement of
                      Investment Operations) to December 31, 1996

INVESTMENT INCOME:
  Dividends (Net of foreign withholding taxes of $39,076)                   $     311,342
  Interest                                                                        105,322
                                                                             ------------
      Total Income                                                                416,664
                                                                             ------------

EXPENSES:
  Custody                                                                         106,613
  Audit                                                                            20,850
  Trustees Fees and Expenses (Note 2)                                              18,564
  Amortization of Organizational Expenses (Note 1)                                  6,337
  Legal (Note 2)                                                                    4,720
  Other                                                                             6,964
                                                                             ------------
      Total Expenses                                                              164,048
                                                                             ------------

NET INVESTMENT INCOME                                                       $     252,616
                                                                             ============

REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
  Realized Gain/Loss on Securities:
    Investments                                                             $   2,271,305
    Foreign Currency Transactions                                                (46,708)
                                                                             ------------
  Net Realized Gain on Securities                                               2,224,597
                                                                             ------------

  Unrealized Appreciation/Depreciation on Securities:
    Beginning of the Period                                                             0
                                                                             ------------
    End of the Period:
      Investments                                                               2,486,029
      Foreign Currency Translation                                                  1,750
                                                                             ------------
  Net Unrealized Appreciation on Securities During the Period                   2,487,779
                                                                             ------------

NET REALIZED AND UNREALIZED GAIN ON SECURITIES                              $   4,712,376
                                                                             ============

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $   4,964,992
                                                                             ============


                                      7                 See Notes to Financial Statements






                Van Kampen American Capital Foreign Securities Fund

                         Statement of Changes in Net Assets
                   For the Period July 1, 1996 (Commencement of
                    Investment Operations) to December 31, 1996
FROM INVESTMENT ACTIVITIES:

  Operations:
    Net Investment Income                                                   $     252,616
    Net Realized Gain on Securities                                             2,224,597
    Net Unrealized Appreciation on Securities During the Period                 2,487,779
                                                                             ------------

    Change in Net Assets from Operations                                        4,964,992
                                                                             ------------

  Distributions from Net Investment Income                                      (252,616)
  Distributions in Excess of Net Investment Income (Note 1)                      (61,398)
                                                                             ------------
  Distributions from and in Excess of Net Investment Income                     (314,014)
                                                                             ------------

  NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                           4,650,978
                                                                             ------------

FROM CAPITAL TRANSACTIONS (Note 3):

  Proceeds from Shares Sold                                                    80,500,000
  Net Asset Value of Shares Issued Through Dividend Reinvestment                  313,364
  Cost of Shares Repurchased                                                 (41,000,000)
                                                                             ------------

  NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                           39,813,364
                                                                             ------------

TOTAL INCREASE IN NET ASSETS                                                   44,464,342

NET ASSETS:
    Beginning of the Period                                                       100,000
                                                                             ------------

    End of the Period (Including accumulated distributions in excess of net
      investment income of $54,939)                                         $  44,564,342
                                                                             ============


                                      8                 See Notes to Financial Statements







                  Van Kampen American Capital Foreign Securities Fund

                                 Financial Highlights
               The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

                                                                               July 1, 1996
                                                                              (Commencement
                                                                              of Investment
                                                                             Operations) to
                                                                            December 31, 1996
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period                                    $      10.000
                                                                             ------------

  Net Investment Income                                                              .052
  Net Realized and Unrealized Gain on Securities                                     .413
                                                                             ------------

Total from Investment Operations                                                     .465

Less Distributions from and in Excess of Net Investment Income (Note 1)              .065
                                                                             ------------

Net Asset Value, End of the Period                                          $      10.400
                                                                             ============


Total Return                                                                       4.65%*

Net Assets at End of the Period (In millions)                                       $44.6

Ratio of Expenses to Average Net Assets                                             0.45%

Ratio of Net Investment Income to Average Net Asets                                 0.70%

Portfolio Turnover                                                                   76%*

Average Commission Paid Per Equity Share Traded (a)                                $.0149

* Non-Annualized

(a) Represents the average brokerage commission paid per equity share traded during the period for trades where commissions were applicable.


                                      9                 See Notes to Financial Statements



   Van Kampen American Capital Foreign Securities Fund
              Notes to Financial Statements
                    December 31, 1996




1.  Significant Accounting Policies

Van Kampen American Capital Foreign Securities Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide long-term growth of capital through investments in an internationally diversified portfolio of equity securities of companies of any country. The Fund commenced investment operations on July 1, 1996.

       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



A. Security Valuation - Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sales price is not available are valued at the last bid price. For those securities where quotations or prices are not available, valuations are determined in accordance with the procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.



B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specific price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due to the Fund.



C. Investment Income - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.



D. Currency Translation - Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Time. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued.



E. Organizational Expenses - The Fund will reimburse Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $65,000. These costs are being amortized on a straight line basis over the 60 month period ending June 30, 2001. The Adviser has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.



F. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.

     Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses for tax purposes resulting from wash sales.



G. Distribution of Income and Gains - The Fund declares and pays dividends annually from net investment income and net realized gains on securities, if any.

         Due to inherent differences in the recognition of income, expense and realized gains/losses under generally accepted accounting principles and for federal income tax purposes, the amount of distributed net investment income may differ for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

Permanent differences between book and tax basis reporting for the 1996 fiscal year have been identified and appropriately reclassified. Net permanent differences relating to net currency losses and the character of shareholder distributions totaling $6,459 were reclassified from accumulated undistributed net investment income to accumulated realized gain/loss on securities.

                             10



   Van Kampen American Capital Foreign Securities Fund
              Notes to Financial Statements
              December 31, 1996 (Continued)




2. Investment Advisory Agreement and Other Transactions with
Affiliates

The Adviser serves as the investment manager of the Fund, but receives no compensation for its investment management services.


      Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

      For the period ended December 31, 1996, the Fund recognized expenses of approximately $2,100, representing
VKAC's cost of providing accounting services to the Fund.

     ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended December 31, 1996, ACCESS has waived all fees for transfer agency and shareholder services provided.

        Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

          The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

          At December 31, 1996, the Fund was owned by VKAC (10,000 shares representing 0.2% of outstanding shares) and three investment companies advised by VKAC; Common Sense Trust Growth Fund (52.2% of outstanding shares), Common Sense Trust Growth and Income Fund (2.0% of outstanding shares) and Van Kampen American Capital Pace Fund (45.6% of outstanding shares).



3.  Capital Transactions

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.01 per share. Fund shares are only available for purchase by Funds for which VKAC serves as investment adviser.


         At December 31, 1996, capital aggregated $39,913,364.
Transactions in common shares were as follows:

                             Period Ended
                             December 31,
                                 1996
                             ============

Beginning Shares                   10,000
                             ------------

Shares Sold                     8,206,435

Shares Issued Through             30,102
  Dividend Reinvestment

Shares Redeemed               (3,961,823)
                             ------------

Net Increase in Shares          4,274,714
  Outstanding                ------------


Ending Shares                   4,284,714
                             ============





4.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $80,500,166 and $50,885,448, respectively.


                             11


                Report of Independent Accountants


The Board of Trustees and Shareholders of
 Van Kampen American Capital Foreign Securities Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Foreign Securities Fund (the "Fund"), including the portfolio of investments, as of December 31, 1996, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from July 1, 1996 (commencement of investment operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Foreign Securities Fund as of December 31, 1996, the results of its operations, the changes in its net assets and financial highlights for the period from July 1, 1996 (commencement of investment operations) to December 31, 1996, in conformity with generally accepted accounting principles.

Chicago, Illinois
February 12, 1997




                             12



Result of Shareholder Votes

A Special Meeting of Shareholders of the Fund was held on October 25, 1996, where shareholders voted on a new investment advisory agreement, changes to investment policies and the ratification of KPMG Peat Marwick LLP as independent accountants. With regard to the approval of a new investment advisory agreement between Van Kampen American Capital Investment Advisory Corp. and the Fund, all shares voted for the proposal and no shares voted against or abstained. With regard to the approval of certain changes to the Fund's fundamental investment policies with respect to investment in other investment companies, all shares voted for the proposal and no shares voted against or abstained. With regard to the ratification of KPMG Peat Marwick LLP as independent public accountants for the Fund, all shares voted for the proposal and no shares voted against or abstained.



                             13



                  Van Kampen American Capital

                    Foreign Securities Fund



Board of Trustees                       Investment Adviser

J. Miles Branagan                       Van Kampen American Capital
Linda Hutton Heagy                      Investment Advisory Corp.
R. Craig Kennedy                        One Parkview Plaza
Dennis J. McDonnell*                    Oakbrook Terrace, Illinois 60181
Jack E. Nelson
Jerome L. Robinson                      Distributor
Fernando Sisto
Wayne W. Whalen* - Chairman             Van Kampen American Capital
                                        Distributors, Inc.
                                        One Parkview Plaza
Officers                                Oakbrook Terrace, Illinois 60181

Dennis J. McDonnell*
  President                             Shareholder Servicing Agent

Ronald A. Nyberg*                       ACCESS Investor
  Vice President and Secretary          Services, Inc.
                                        P.O. Box  418256
Edward C. Wood, III*                    Kansas City, Missouri 64141-9256
  Vice President and Chief
  Financial Officer                     Custodian

Curtis W. Morell*                       State Street Bank and Trust Company
  Vice President and Chief              225 Franklin Street
  Accounting Officer                    P.O. Box 1713
                                        Boston, Massachusetts 02105
John L. Sullivan*
  Treasurer                             Legal Counsel

Tanya M. Loden*                         Skadden, Arps, Slate, Meagher
  Controller                             & Flom (Illinois)
                                        333 West Wacker Drive
Peter W. Hegel*                         Chicago, Illinois 60606
Alan T. Sachtleben*
Paul R. Wolkenberg*                     Independent Accountants
  Vice Presidents
                                        KPMG Peat Marwick LLP
                                        Peat Marwick Plaza
                                        303 East Wacker Drive
                                        Chicago, IL 60601



*"Interested" persons of the Fund as defined in the Investment
Company Act of 1940

Van Kampen American Capital Distributors, Inc., 1997
All rights reserved.

sm denotes a service mark of Van Kampen American
Capital Distributors, Inc.


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